Notes to the consolidated statements of income - Other operating income and expense (Details) € in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2022 EUR (€)	Sep. 30, 2022 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)
Other operating income and expense
Foreign exchange gains			€ 280,323	€ 306,621		€ 381,302
Gains on or from right-of-use assets, the sale of fixed assets, the sale of clinics and investments			33,921	74,418		8,728
Revaluation of certain investments			14,671
Income from strategic transactions and programs			60,843
Income attributable to consent agreement on foregone profits from sale of certain pharmaceuticals to non-associated companies			46,919	83,212		44,300
Other			78,570	85,602		133,457
Other operating income			515,247	549,853		567,787
Foreign exchange losses			315,821	343,447		391,200
Losses on right-of-use assets, from the sale of fixed assets, clinics and investments			29,082	27,245		17,356
Revaluation of certain investments				103,353		87,631
Expenses from strategic transactions and programs			320,765	147,946		37,554
Other			98,625	125,563		53,347
Other operating expense			€ 764,293	747,554		€ 587,088
NewCo
Other operating income and expense
Impairment on long-lived assets transferred to acquiree after business combination				€ 67,447	$ 71,025
NewCo | Acumen Physician Solutions, LLC
Other operating income and expense
Working capital transferred to acquiree after business combination	€ 1,845	$ 1,824